Inventory - Schedule of Inventory (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Medicine [Member] USD ($)	Dec. 31, 2013 Medicine [Member] CNY	Dec. 31, 2012 Medicine [Member] CNY	Dec. 31, 2013 Medical Supplies [Member] USD ($)	Dec. 31, 2013 Medical Supplies [Member] CNY	Dec. 31, 2012 Medical Supplies [Member] CNY	Dec. 31, 2013 Low-value Consumables [Member] USD ($)	Dec. 31, 2013 Low-value Consumables [Member] CNY	Dec. 31, 2012 Low-value Consumables [Member] CNY
Inventory [Line Items]
Inventories	$ 3,257	19,717	8,681	$ 2,024	12,255	6,385	$ 1,188	7,190	2,011	$ 45	272	285